UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Education - 8.7%
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/45	$1,650,000	$1,799,556	(a)
KIPP LA Project	5.000%	7/1/47	875,000	971,959	(a)
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Project	5.000%	11/1/41	4,500,000	5,039,100
UCSF 2130 Third Street	5.000%	5/15/42	5,000,000	5,911,100
California State MFA Revenue, Pomona College	5.000%	1/1/48	4,000,000	4,741,920
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	4,000,000	4,150,680
California State University Revenue:
Systemwide	5.000%	11/1/35	3,555,000	4,213,955
Systemwide	5.000%	11/1/36	2,000,000	2,363,760
Systemwide	5.000%	11/1/38	2,500,000	2,948,175
Systemwide	5.000%	11/1/45	5,000,000	5,802,300
University of California, CA Revenue	5.000%	5/15/36	5,000,000	5,904,250

Total Education				43,846,755

Health Care - 7.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	5.000%	8/1/43	5,000,000	5,502,050
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	8/15/55	2,000,000	2,262,300
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	11/15/56	1,000,000	1,140,480
Stanford Hospital & Clinics	5.000%	8/15/51	10,000,000	10,960,600
California State MFA Revenue, Channing House Project, CMI	5.000%	5/15/35	500,000	579,655
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/29	1,635,000	1,751,379	(a)
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,020,760
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,458,431
Health Facility, Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	6,048,579

Total Health Care				35,724,234

Housing - 2.4%
California Public Finance Authority University Housing Revenue, Claremont PPTYS LLC, Claremont College’s Project	5.000%	7/1/47	1,000,000	1,067,600	(a)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/32	1,000,000	1,135,930
CHF Irvine LLC	5.000%	5/15/33	1,500,000	1,699,365
CHF Irvine LLC	5.000%	5/15/34	1,000,000	1,129,900
CHF Irvine LLC	5.000%	5/15/35	1,000,000	1,127,660
CHF Irvine LLC	5.000%	5/15/40	2,750,000	3,082,585
Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,475,000	1,582,528	(a)
University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	1,300,000	1,491,685

Total Housing				12,317,253

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 16.3%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	$10,500,000	$11,199,930	(a)(b)
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	16,610,000	17,253,804
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	10,000,000	11,333,500
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,933,675
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	10,970,000	14,045,878
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	14,000,000	19,891,480
Southern California Public Power Authority, Natural Gas Project Revenue, Project No. 1	5.000%	11/1/33	4,805,000	5,778,829

Total Industrial Revenue				82,437,096

Leasing - 3.8%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/39	5,500,000	6,189,645
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	6,000,000	6,300,120
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Project	5.000%	10/15/44	6,000,000	6,821,340

Total Leasing				19,311,105

Local General Obligation - 4.6%
Hartnell, CA, Community College District, GO:
CAB	0.000%	8/1/35	2,000,000	1,032,560
CAB	0.000%	8/1/36	2,000,000	980,760
CAB	0.000%	8/1/37	1,000,000	464,140
Local Public School Funding Authority, School Facilities Improvement District No. 2016-1, GO, 2016 Election, BAM	5.000%	8/1/46	1,600,000	1,842,080
Marin, CA, Healthcare District, GO, Election 2013	4.000%	8/1/47	5,000,000	5,278,550
San Diego, CA, USD, GO:
CAB	0.000%	7/1/34	5,000,000	2,724,100
CAB	0.000%	7/1/35	5,000,000	2,596,700
CAB	0.000%	7/1/36	6,500,000	3,214,770
CAB	0.000%	7/1/37	5,850,000	2,752,600
CAB	0.000%	7/1/38	5,000,000	2,243,350

Total Local General Obligation				23,129,610

Other - 1.5%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.625%	1/1/32	1,000,000	1,072,480	(a)
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.875%	1/1/42	2,000,000	2,153,780	(a)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien	5.000%	9/1/25	955,000	1,033,950
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	3,200,000	3,209,344

Total Other				7,469,554

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 8.4%
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	$8,145,000	$9,202,628
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/47	5,000,000	5,854,200
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/38	2,000,000	2,351,660
Power System	5.000%	7/1/47	5,000,000	5,812,600
Main Street Natural Gas Inc., GA, Gas Project Revenue (SIMFA Municipal Swap Index Yield + 0.570%)	1.770%	8/1/48	4,250,000	4,252,083	(c)(d)
Modesto, CA, Irrigation District COP, Capital Improvements	5.750%	10/1/34	5,505,000	5,678,407
Northern California Transmission Agency Revenue:
California Oregon Project	5.000%	5/1/38	1,750,000	2,006,673
California Oregon Project	5.000%	5/1/39	1,500,000	1,717,725
Santa Clara, CA, Electric Revenue	5.375%	7/1/29	1,555,000	1,711,231
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	3,500,000	3,809,400

Total Power				42,396,607

Pre-Refunded/Escrowed to Maturity - 24.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	7,500,000	7,911,825	(e)
California State Health Facilities Financing Authority Revenue:
Providence Health & Services	6.500%	10/1/38	70,000	71,149	(e)
Stanford Hospital & Clinics	5.250%	11/15/40	7,500,000	8,395,725	(e)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.750%	2/1/38	8,930,000	9,460,799	(e)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	120,000	133,945	(b)(f)
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	6,000,000	6,549,060	(e)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	13,000,000	13,565,110	(e)
Modesto, CA, Irrigation District COP, Capital Improvements	5.750%	10/1/34	9,495,000	9,825,996	(e)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,302,450	(e)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	2,953,047	(f)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,698,300	(e)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	760,000	824,380	(f)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.800%	5/1/21	1,000,000	1,164,910	(b)(f)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/32	20,000,000	21,348,000	(e)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,386,740	(f)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien	0.000%	1/1/19	12,750,000	12,642,390	(f)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	4,268,753	(f)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,679,309	(f)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	890,000	952,068	(f)

Total Pre-Refunded/Escrowed to Maturity				121,133,956

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 4.2%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	$1,750,000	$1,903,405
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,140,000	2,301,014
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/39	10,000,000	11,951,400
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	5,025,000

Total Special Tax Obligation				21,180,819

State General Obligation - 3.5%
California State, GO:
Various Purpose	5.000%	9/1/35	3,000,000	3,518,760
Various Purpose	5.000%	9/1/36	7,500,000	8,766,675
Various Purpose	4.000%	11/1/47	5,000,000	5,293,450

Total State General Obligation				17,578,885

Transportation - 6.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	6,500,000	7,313,475
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	2.300%	4/1/45	500,000	514,820	(c)(d)
Long Beach, CA, Marina Revenue	5.000%	5/15/45	2,085,000	2,289,831
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	222,380
Senior Lien	5.750%	6/1/48	500,000	554,980
Sacramento County, CA, Airport System Revenue, PFC, Grant	6.000%	7/1/35	10,000,000	10,035,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	10,321,200

Total Transportation				31,252,586

Water & Sewer - 7.6%
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue	5.000%	2/1/48	5,000,000	5,823,800
California State Department of Water Resources, Central Valley Project Revenue, Water System	5.000%	12/1/32	2,250,000	2,735,392
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund	5.000%	10/1/48	4,000,000	4,751,160
Contra Costa, CA, Water District Revenue	5.000%	10/1/43	2,000,000	2,240,360
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	3,000,000	3,512,520
Fillmore, CA, Wastewater Revenue, AGM	5.000%	5/1/47	4,500,000	5,108,490
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/43	10,000,000	10,966,700
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Green Bond	5.000%	11/1/34	2,500,000	3,007,100

Total Water & Sewer				38,145,522

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $461,624,894)				495,923,982

SHORT-TERM INVESTMENTS - 1.1%
MUNICIPAL BONDS - 1.1%
Education - 0.7%
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	1.110%	8/1/20	200,000	200,000	(g)(h)
University of California, CA, Revenue	0.850%	5/15/48	3,400,000	3,400,000	(g)(h)

Total Education				3,600,000

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 0.1%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	1.130%	10/1/25	$300,000	$300,000	(b)(g)(h)

Leasing - 0.1%
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.910%	4/1/39	675,000	675,000	(g)(h)

Transportation - 0.2%
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.830%	4/1/38	900,000	900,000	(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $5,475,000)				5,475,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $27,446)	1.683%		27,446	27,446

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,502,446)				5,502,446

TOTAL INVESTMENTS - 99.4% (Cost - $467,127,340)				501,426,428
Other Assets in Excess of Liabilities - 0.6%				2,864,749

TOTAL NET ASSETS - 100.0%				$504,291,177

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Market Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$495,923,982	—	$495,923,982

Short-Term Investments†:
Municipal Bonds	—	5,475,000	—	5,475,000
Money Market Funds	$27,446	—	—	27,446

Total Short-Term Investments	27,446	5,475,000	—	5,502,446

Total Investments	$27,446	$501,398,982	—	$501,426,428

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018